Income Tax Expense - Disclosure of Deferred Tax Assets Liability Adjustments (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Deferred tax assets for tax losses not recognised comprises:
Unused tax losses for which no deferred tax asset has been recognized	$ 310,330,626	$ 221,070,595	$ 206,764,587
Total deferred tax assets for tax losses not recognized	$ 58,586,607	$ 42,042,046	$ 43,688,958